Expense Example, No Redemption - Class A and Class C - SP 500 2x Strategy Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 259
3 Years	796
5 Years	1,360
10 Years	$ 2,895